Significant Contracts (Details Narrative) - Md Anderson [Member] - Clinical Collaboration Agreement [Member]	1 Months Ended
	Sep. 30, 2021 Integer	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:TermOfAgreement]	3 years
[custom:ConductClinicalStudies] | Integer	4
[custom:LicenseAgreementPaymentEarned-0] | $		$ 0